Share-based Payments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) yr Plan	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity settled share-based payment plans | Plan	6
Weighted average remaining contractual life of outstanding share options	6 years 11 months 26 days	7 years 7 months 2 days	5 years 9 months 7 days
Employee remuneration expense, related to equity-settled share-based payments | £	£ 4.9	£ 6.7	£ 4.3
U.K. Share-Based Payment Plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period			4 years
Long-Term Incentive Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period	4 years	4 years	4 years
2020 Share Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised			2 years
2021 Share Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised		2 years
2022 Share Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised	2 years
Maximum [member] | Employees [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum [member] | Directors [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum [member] | Consultants [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10